UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-21584
                                   ---------

                       The Victory Institutional Funds
              --------------------------------------------------
              (Exact name of registrant as specified in charter)

               3435 Stelzer Road Columbus, OH           43219
             ---------------------------------------------------
             (Address of principal executive offices) (Zip code)

     BISYS Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
     -------------------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                    ------------

Date of fiscal year end: 10/31/05
                         --------

Date of reporting period: 04/30/05
                          --------


     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).


April 30, 2005



Semi Annual Report

Institutional Liquid Reserves Fund



Victory
Institutional Funds
LOGO (R)

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week


The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:


      o  Detailed performance records
      o  Daily share prices
      o  The latest fund news
      o  Investment resources to help you become a better investor
      o  A section dedicated to investment professionals


Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

The Victory
Institutional
Funds

              Table of Contents

Shareholder Letter                     2

Financial Statements
Schedule of Investments                3
Statement of Assets and Liabilities    7
Statement of Operations                8
Statement of Changes in Net Assets     9
Financial Highlights                  10

Notes to Financial Statements         11

Supplemental Information
Trustee and Officer Information       14
Proxy Voting Information              17
Expense Examples                      18
Portfolio Holdings                    19
Contract Approvals                    20



The Funds are distributed by Victory Capital Advisers Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment advisor to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Institutional Liquid Reserves Fund.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


                               NOT FDIC INSURED
           Shares of the Victory Funds are not insured by the FDIC,
         are not deposits or other obligations of, or guaranteed by,
       KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.



Victory
Institutional Funds
LOGO (R)


Call Victory at:
866-689-6999


Visit our web site at:
www.VictoryConnect.com

Letter to Our Shareholders


The first four months of 2005 have been a bumpy ride for equity investors, with positive results in late 2004 offset more recently by declines. Through the first four months of 2005 returns in essentially all segments of the equity market have been negative. Concern has been centered on rising oil prices and their potential economic impact, as well as a slowing trend in corporate earnings and the Fed's steady pattern of increasing short-term interest rates.

Bond investors fared better; though short rates are up significantly, the longer portion of the yield curve showed more modest increases. Returns for the six-month reporting period have been flat to modestly positive in most segments of the bond market.

The regulatory environment continues to present challenges to mutual fund managers, and the compliance requirements are translating into increased costs. While some of the expenses are incurred by the funds themselves, others are borne by the investment advisor or other service providers, and will ultimately put pressure on those companies' margins. Longer-term industry predictions are for consolidation as smaller mutual fund companies may not be willing or able to bear the burden on increased compliance requirements.

At Victory, we have made decisions to close or reorganize several of our smaller funds, with the decisions in part reflecting the regulatory impact. In the current operating environment, we want to focus our resources on those funds and investment styles where we have the most opportunity to deliver performance. We have made a number of changes in our internal investment processes in order to drive accountability down to all members of the portfolio management and research teams. We have added technology that will help us better evaluate the risk in individual investment decisions and the portfolios as a whole. We strongly believe that our internal changes will add value to our results.

Victory Capital Management, as investment advisor, is committed also to maintaining a positive working relationship with the Funds' Board of Trustees. Investors should take comfort in the fact that 11 well-qualified and hard working trustees represent them. They have strong knowledge of the industry and will challenge management when necessary on a range of issues from pricing to investment performance to operations.

As always, we appreciate our shareholders' confidence in the funds. Please feel free to contact us at 1-800-539-3863 or through our website at www.VictoryConnect.com if you have any questions or would like further information.


Kathleen A. Dennis /s/
Kathleen A. Dennis
President
The Victory Institutional Funds

The Victory Institutional Funds                         Schedule of Investments
Institutional Liquid Reserves Fund                               April 30, 2005
(Amounts in Thousands)                                              (Unaudited)


                                                          Principal
Security Description                                        Amount       Value


Bankers Acceptance (0.5%)

U.S. Bank, 2.03%, 5/19/05                                  $  3,000    $  3,000

Total Bankers Acceptance (Amortized Cost $3,000)                          3,000


Certificates of Deposit (8.0%)

Barclays Bank NY PLC, 2.96%, 6/16/05                         10,000      10,000
BNP Paribas NY, 2.95%, 7/15/05                               15,000      15,000
Credit Suisse First Boston NY, 3.10%*, 7/14/05               10,000      10,000
HBOS Treasury Services NY, 3.15%, 11/18/05                    5,000       5,000
HBOS Treasury Services NY, 3.25%, 2/8/06                      5,000       5,000
Rabobank Nederland NV NY, 2.34%, 10/18/05                     6,000       5,981
Toronto Dominion Bank, 2.35%, 9/29/05                         2,000       2,000

Total Certificates of Deposit (Amortized Cost $52,981)                   52,981


Commercial Paper (23.7%)

Amstel Funding Corp., 2.77%, 5/23/05 (b)                     10,000       9,983
Blue Bell Funding Corp., 2.87%, 5/13/05 (b)                  10,000       9,990
Blue Bell Funding Corp., 3.00%, 6/8/05 (b)                   15,000      14,953
Delaware Funding Co. LLC, 2.79%, 5/4/05 (b)                  20,000      19,995
Edison Asset Securitization LLC, 2.79%, 5/5/05 (b)           24,093      24,086
Network Railroad, 3.00%, 6/22/05 (b)                         25,000      24,891
Sheffield Receivables Corp., 2.79%, 5/3/05 (b)                7,000       6,999
Stanfield Victoria Funding LLC, 3.02%, 6/24/05 (b)            5,000       4,977
Tango Finance Corp., 2.82%, 5/13/05 (b)                      10,000       9,991
Texas Agriculture Finance Authority, 3.05%, 6/16/05          10,000       9,961
Windmill Funding Corp., 2.79%, 5/3/05 (b)                    10,000       9,998
Windmill Funding Corp., 2.80%, 5/6/05 (b)                    10,000       9,996

Total Commercial Paper (Amortized Cost $155,820)                        155,820


Corporate Bonds (20.9%)

3M Co., 4.15%, 6/30/05, MTN                                   6,000       6,017
American Express Credit, 2.92%*, 6/9/05, MTN                  3,000       3,000
Bank of America Corp., 7.88%, 5/16/05                         1,150       1,153
Calvert Crossing Golf, 3.06%*, 9/1/29                         2,930       2,930
Caterpillar Financial Services Corp., 2.65%, 1/30/06, MTN     6,000       5,959
CIT Group, Inc., 7.63%, 8/16/05                               8,833       8,961
Citibank NA, 2.74%, 5/13/05                                  10,000      10,000
Educational Management Corp., 3.07%*, 5/1/23                  4,590       4,590
Eliason Donald, 3.11%*, 10/1/44                               4,000       4,000
General Electric Capital Corp., 2.85%, 1/30/06, MTN           4,000       3,990
Harrier Finance Funding US LLC, 2.95%*, 10/17/05, MTN (b)     6,000       6,000
HPC Capital LLC, 3.06%*, 2/1/45                               9,000       9,000
HSBC Bank USA, 2.76%*, 5/4/06                                 5,700       5,701



   See notes to schedule of investments and notes to financial statements.

The Victory Institutional Funds            Schedule of Investments -- continued
Institutional Liquid Reserves Fund                               April 30, 2005
(Amounts in Thousands, Except Shares)                               (Unaudited)


                                                          Shares or
                                                          Principal
Security Description                                        Amount       Value


International Lease Finance Corp., 5.95%, 6/6/05, MTN      $  1,015   $   1,019
Liberty Light US Capital, 2.83%*, 4/5/06, MTN                10,000       9,998
Morgan Stanley, 7.75%, 6/15/05                                2,025       2,037
Osprey Properties Ltd., 3.07%*, 6/1/27                        1,530       1,530
Sheltair Aviation Center, 3.02%*, 11/1/34,
  LOC Bank of America                                         7,145       7,145
Sheltair Daytona Beach, 3.02%*, 11/1/34,
  LOC Bank of America                                         2,500       2,500
Sigma Finance, Inc., 2.82%*, 8/8/05, MTN (b)                  6,000       5,999
Sigma Finance, Inc., 2.94%*, 9/15/05, MTN (b)                 6,000       6,000
Sigma Finance, Inc., 2.91%*, 9/23/05, MTN (b)                 5,000       5,000
Sigma Finance, Inc., 2.91%*, 12/5/05, MTN (b)                10,000       9,999
Stanfield Victoria LLC, 2.92%*, 2/15/06, MTN                  5,000       4,999
SunAmerica, Inc., 7.34%, 8/30/05, MTN                         2,820       2,865
Texas Disposal Systems, 3.02%*, 5/1/12,
   LOC JP Morgan Chase Bank                                   5,300       5,300
Westgate Investment Fund, 3.07%*, 2/1/12,
   LOC Wells Fargo Bank                                       2,060       2,060

Total Corporate Bonds (Amortized Cost $137,752)                         137,752


Investment Company (0.0%)

Bank of New York Cash Reserve Fund                           58,502          59

Total Investment Company (Amortized Cost $59)                                59


Repurchase Agreements (22.8%)

Deutsche Bank Securities, Inc., 2.97%, 5/2/05,
   (Date of Agreement 4/29/05,Proceeds at maturity $90,422,
   collateralized by $92,208 various U.S.Government
   securities, 2.81%-6.00%, 10/1/17-3/1/35,
   market value $91,665)                                    $90,400   $  90,400
Morgan Stanley, 2.97%, 5/2/05,
   (Date of Agreement 4/29/05, Proceeds at maturity
   $60,015, collateralized by $61,478 U.S. Government
   security, 6.00%, 9/1/34, market value $61,200)            60,000      60,000

Total Repurchase Agreements (Amortized Cost $150,400)                   150,400


Tax Exempt Municipal Bonds (9.0%)

Nebraska (3.0%):

American Public Energy Agency Gas Supply Revenue,
   National Public Gas Agency Project, Series A,
   3.00%*, 2/1/14, SPA Societe Generale                      20,000      20,000

South Carolina (6.0%):

Piedmont Municipal Power Agency Electric Revenue,
   Sub Series B-1, 3.00%*, 1/1/34, MBIA, SPA
   JP Morgan Chase Bank                                      39,100      39,100

Total Tax Exempt Municipal Bonds (Amortized Cost $59,100)                59,100



   See notes to schedule of investments and notes to financial statements.

The Victory Institutional Funds            Schedule of Investments -- continued
Institutional Liquid Reserves Fund                               April 30, 2005
(Amounts in Thousands)                                              (Unaudited)


                                                          Principal
Security Description                                        Amount       Value


Taxable Municipal Bonds (7.5%)

Colorado (1.8%):

Denver City & County School District,
   Series A, 3.00%*, 12/15/18,
   AMBAC, SPA JP Morgan Chase Bank                         $  7,530  $    7,530
Denver City & County School District,
   Series B, 3.00%*, 12/15/18,
   AMBAC, SPA JP Morgan Chase Bank                            4,870       4,870

                                                                         12,400

Georgia (0.3%):

De Kalb County Development Authority, IDR,
   Design Packaging, Inc., Series B, 3.02%*, 9/1/08,
   LOC Bank of America N.A.                                   1,800       1,800

Missouri (1.4%):

State Development Finance Board, IDR, Duke
   Manufacturing, Series B, 3.02%*, 12/1/20,
   LOC Bank of America N.A.                                   9,000       9,000

New York (1.8%):

State Housing Finance Agency Revenue,
   Ocean Park ApartmentsHousing, Series A,
   2.95%*, 5/15/35, FNMA AMT                                 12,000      12,000

North Carolina (1.3%):

Greensboro, Housing & Redevelopment, 3.02%*, 4/1/22,
   SPA Bank of America N.A.                                   5,200       5,200
Greensboro, Public Improvements, Series C, 3.02%*,
   4/1/14, SPA Wachovia Bank of North Carolina                3,100       3,100

                                                                          8,300

Utah (0.5%):

Telecommunication Open Infrastructure Agency,
   3.02%*, 7/15/26, LOC Bank of America N.A.                  3,500       3,500

Washington (0.4%):

State Housing Finance, Community Nonprofit Revenue,
   Community College Spokane Foundation, Series B,
   3.02%*, 7/1/30, LOC Bank of America N.A.                   2,580       2,580

Total Taxable Municipal Bonds (Amortized Cost $49,580)                   49,580


Time Deposit (6.1%)

Wells Fargo Cayman, 2.97%, 5/2/05                            40,000      40,000

Total Time Deposit (Amortized Cost $40,000)                              40,000



   See notes to schedule of investments and notes to financial statements.

The Victory Institutional Funds            Schedule of Investments -- continued
Institutional Liquid Reserves Fund                               April 30, 2005
(Amounts in Thousands)                                              (Unaudited)


                                                          Principal
Security Description                                        Amount       Value


U.S. Government Agencies (1.4%)

Federal Home Loan Bank (0.3%):

2.66%, 10/13/05                                            $  2,100  $    2,100

Federal National Mortgage Assoc. (1.1%):

2.32%, 9/12/05, Callable 5/18/05 @ 100                        2,000       2,000
5.50%, 2/15/06                                                5,000       5,068

                                                                          7,068

Total U.S. Government Agencies (Amortized Cost $9,168)                    9,168

Total Investments (Amortized Cost $657,860) (a) -- 99.9%                657,860

Other assets in excess of liabilities -- 0.1%                               395

NET ASSETS -- 100.0%                                                   $658,255


Notes to Schedule of Investments

(a) Represents cost for federal income tax purposes.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

* Variable rate security. Rate presented represents rate in effect at April 30, 2005. Maturity date reflects actual maturity date.

AMBAC -- Insured by American Municipal Bond Assurance Corp.

AMT -- Alternative Minimum Tax

FNMA -- Insured by Federal National Mortgage Association

IDR -- Industrial Development Revenue

LLC -- Limited Liability Corp.

LOC -- Letter of Credit

MBIA -- Insured by Municipal Bond Insurance Association

MTN -- Medium Term Note

PLC -- Public Liability Corp.

SPA -- Standby Purchase Agreement



   See notes to schedule of investments and notes to financial statements.

                                            Statement of Assets and Liabilities
The Victory Institutional Funds                                  April 30, 2005
(Amounts in Thousands, Except Per Share Amounts)                    (Unaudited)


                                                                 Institutional
                                                                     Liquid
                                                                    Reserves
                                                                      Fund

ASSETS:
Investments, at value (a)                                           $507,460
Repurchase agreements, at value (a)                                  150,400

     Total                                                           657,860

Interest receivable                                                    1,458
Receivable from administrator                                              1
Prepaid expenses                                                         153

         Total Assets                                                659,472


LIABILITIES:
Dividends payable 1,179 Accrued expenses and other payables:
     Investment advisory fees                                             30
     Administration fees                                                   2
     Custodian fees                                                        6
     Accounting fees                                                      --
     Transfer agent fees                                                  --
     Other                                                                --

         Total Liabilities                                             1,217

NET ASSETS:
Capital                                                              658,256
Accumulated net realized losses from investment transactions              (1)

         Net Assets                                                 $658,255

Outstanding units of beneficial interest (shares)                    658,261

Net asset value
     Offering and redemption price per share                     $      1.00


(a) Value is equal to cost.



                      See notes to financial statements.

                                                        Statement of Operations
The Victory Institutional Funds         For the Six Months Ended April 30, 2005
(Amounts in Thousands)                                              (Unaudited)


                                                                 Institutional
                                                                     Liquid
                                                                    Reserves
                                                                      Fund


Investment Income:
Interest income                                                       $7,069

     Total Income                                                      7,069

Expenses:
Investment advisory fees                                                 335
Administration fees                                                       61
Accounting fees                                                           18
Custodian fees                                                            29
Legal and audit fees                                                      35
Trustees' fees and other officer expenses                                 13
Transfer agent fees                                                       20
Registration and filing fees                                              31
Printing fees                                                              1
Other                                                                      5

     Total Expenses                                                      548

Expenses reduced by adviser                                             (149)

     Expenses before reimbursement
       from administrator                                                399

     Expenses reimbursed by administrator                                 (6)

     Net Expenses                                                        393

Net Investment Income                                                  6,676

Realized Losses from Investments:
Net realized losses from investment transactions                          (1)

Change in net assets resulting from operations                        $6,675



                      See notes to financial statements.

The Victory Institutional Funds              Statement of Changes in Net Assets
(Amounts in Thousands)


                                                     Institutional Liquid
                                                          Reserves Fund

                                                       Six
                                                      Months          Period
                                                      Ended           Ended
                                                    April 30,       October 31,
                                                       2005            2004(a)
                                                    (Unaudited)


From Investment Activities:
Operations:
     Net investment income                           $    6,676    $     806
     Net realized losses from investment
       transactions                                          (1)          --

Change in net assets resulting from operations       $    6,675    $     806

Distributions to Shareholders:
     From net investment income                          (6,681)        (806)

Change in net assets from distributions to
  shareholders                                           (6,681)        (806)

Change in net assets from capital transactions          356,421      301,740

Change in net assets                                    356,415      301,740

Net Assets:
     Beginning of period                                301,840          100

     End of period                                  $   658,255    $ 301,840

Share Transactions:*
     Proceeds from shares issued                      3,135,372      350,790
     Dividends reinvested                                 4,535          132
     Cost of shares redeemed                        $(2,783,486)     (49,182)

       Total Shares                                     356,421      301,740

Accumulated undistributed net investment income     $        --    $       5


*   Share transactions are at net asset value of $1.00 per share.

(a) Reflects operations for the period from August 2, 2004 (date of commencement of operations) to October 31, 2004.



                     See notes to financial statements.

The Victory Institutional Funds                            Financial Highlights
For a Share Outstanding Throughout Each Period



                                                       Distributions
                             Net Asset                      from         Net Asset
                              Value,           Net           Net          Value,
                             Beginning     Investment     Investment      End of        Total
                             of Period       Income        Income         Period       Return

Institutional Liquid
Reserves Fund
8/2/04 to 10/31/04 <F1>        $1.000         0.004        (0.004)       $1.000        0.38%<F3>
Six Months Ended
   4/30/05 <F2>                $1.000         0.012        (0.012)       $1.000        1.16%<F3>



<F1>  Period from commencement of operations.

<F2>  Unaudited.

<F3>  Not annualized.







                                                    Ratios/Supplemental Data

                                                           Ratio of                          Ratio of
                               Net                            Net                              Net
                             Assets,         Ratio of      Investment      Ratio of         Investment
                              End of        Expenses to     Income to      Expenses to       Income to
                             Period          Average        Average        Average            Average
                              (000)         Net Assets     Net Assets     Net Assets<F1>    Net Assets<F1>

Institutional Liquid
Reserves Fund
8/2/04 to 10/31/04 <F2>      $301,840        0.14%<F4>      1.62%<F4>       0.25%<F4>        1.51%<F4>
Six Months Ended
   4/30/05 <F3>              $658,255        0.14%<F4>      2.39%<F4>       0.20%<F4>        2.33%<F4>



<F1>  During the period, certain fees were reduced and /or reimbursed.
      If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2>  Period from commencement of operations.

<F3>  Unaudited.

<F4>  Annualized.






                      See notes to financial statements.

                                                  Notes to Financial Statements
The Victory Institutional Funds                                  April 30, 2005
                                                                    (Unaudited)


1.  Organization:

    The Victory Institutional Funds (the "Trust") were organized on August 1, 2003 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of 2 active funds:
    Institutional Liquid Reserves Fund and Institutional Diversified Stock Fund.1 The accompanying financial statements and financial highlights are those of the Institutional Liquid Reserves Fund (the "Fund"), which commenced operations on August 2, 2004.

    The Fund is authorized to issue one class of shares.

    The Fund seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity.

    Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.


2.  Significant Accounting Policies:

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
    Actual results could differ from those estimates.

    Securities Valuation:

    Investments of the Fund are recorded at value, determined on the basis of amortized cost, or at original cost which, combined with accrued interest, approximates value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security.

    Securities Transactions and Related Income:

    Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.




  1 The Institutional Diversified Stock Fund was funded with $50,000 of capital on March 30, 2005 and consists of 5,000 shares outstanding, with a net asset value of $10.00 per share. The Fund has not earned any income or incurred any expenses as of April 30, 2005.



                                  Continued

The Victory Institutional Funds                                  April 30, 2005
                                                                    (Unaudited)


    Securities Purchased on a When-Issued Basis:

    The Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until that transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable to brokers for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2005, there were no outstanding "when-issued" purchase commitments.

    Repurchase Agreements:

    The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

    Dividends to Shareholders:

    Dividends from net investment income are declared daily and paid monthly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

    The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, and distributions), such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.
    To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the accompanying statement of assets and liabilities.

    Federal Income Taxes:

    It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.



                                  Continued

The Victory Institutional Funds                                  April 30, 2005
                                                                    (Unaudited)


3.  Investment Advisory, Administration, and Distribution Agreements:

    Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on 0.12% of the average daily net assets of the Fund. The Adviser may use a portion of its fees to assist with the distribution and marketing expenses for the benefit of the Fund.

    BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), serves as the Administrator to the Fund. Certain officers of the Trust are affiliated with BISYS and the Adviser. Such officers, except the CCO as noted below, receive no direct payments or fees from the Fund for serving as officers of the Trust.

    Under the terms of the Administration Agreement, the Administrator's fee is computed daily and paid monthly at the annual rate of 0.03% of the Trust's average daily net assets up to $100 million, and 0.02% for all net assets exceeding $100 million. The Administrator may use its fees to pay advertising and marketing expenses for the benefit of the Fund.

    BISYS Ohio also serves the Trust as Fund Accountant and Transfer Agent for the Fund. Under the terms of the Fund Accounting Agreement, BISYS Ohio is entitled to fees on a fund level basis and reimbursement of out-of-pocket expenses incurred in providing fund accounting services. Under the terms of the Transfer Agency Agreement, BISYS Ohio is entitled to account-based fees and complex level fees along with reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

    Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

    The Trustees have adopted a Rule 12b-1 Distribution and Service Plan (the "Plan") for the Fund. The amount payable by the Fund under the Plan is up to 0.05% of the Fund's average daily net assets to broker and financial institutions that provide distribution and selling services and personal services to its clients who are shareholders. Distribution and selling services would be provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund's shares. Personal services to shareholders are generally provided by financial intermediaries, including KeyCorp and its affiliates, and consist of responding to and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information. No fees are currently being paid under the Plan.

    The Adviser, Administrator, or other service providers may waive or reimburse fees to assist the Fund.

    The Fund employs a Chief Compliance Officer ("CCO") who receives compensation and reimbursement of out-of-pocket expenses as approved by the Trust's Board of Trustees.

The Victory Institutional Funds                        Supplemental Information
                                                                    (Unaudited)


Other Information Regarding Trustees:

Overall responsibility for management of the Trust rests with the members of the Board of Trustees (the "Trustees"). Each Trustee has an indefinite term. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees, their ages, addresses, time served with the Trust, their principal occupations during the past five years, and any other directorships held by the Trustee are as follows:




                                                                                     Number of
                                                                                     Portfolios
                                                                                     in Fund
                                    Position(s)                                      Complex       Other
Name, Age and Address,              Held with         Principal Occupation           Overseen      Directorships
Time Served with the Trust          the Trust         During Past 5 Years            By Trustee    Held By Trustee

Independent Trustees

David Brooks Adcock, 53             Trustee           General Counsel,               1             Durham
c/o The Victory Portfolios                            Duke University and                          Casualty Co.,
3435 Stelzer Road                                     Duke University                              Ltd.
Columbus, OH 43219                                    Health System.
2/05-Present

Nigel D. T. Andrews, 57             Vice Chair        Retired (since 2001);          1             Great Lakes
c/o The Victory Portfolios          and               Managing Director                            Chemical
3435 Stelzer Road                   Trustee           (2000-2001), Internet                        Corporation;
Columbus, OH 43219                                    Capital Group (venture                       Old Mutual plc.
8/02-Present                                          capital); Executive Vice
                                                      President, (1993-2000),
                                                      GE Capital
                                                      (financial services).

E. Lee Beard, 53                    Trustee           President/Owner                1             None
c/o The Victory Portfolios                            (since 2003), ELB
3435 Stelzer Road                                     Consultants; President,
Columbus, OH 43219                                    Chief Executive
2/05-Present                                          Officer and Director
                                                      (1998-2003), Northeast
                                                      Pennsylvania Financial
                                                      Corp. (full service
                                                      financial services);
                                                      President, Chief
                                                      Executive Officer and
                                                      Director (1993-2003),
                                                      First Federal Bank
                                                      (full service financial
                                                      services).

Jakki L. Haussler, 47               Trustee           Chairman and Chief             1             None
c/o The Victory Portfolios                            Executive Officer, Opus
3435 Stelzer Road                                     Capital Management,
Columbus, OH 43219                                    Inc. (asset management);
2/05-Present                                          Partner (since 2002),
                                                      Adena Ventures, LP
                                                      (venture capital);
                                                      Managing Director
                                                      (since 2001),
                                                      Capvest Venture Fund, LP
                                                      (venture capital).




                                  Continued

The Victory Institutional Funds           Supplemental Information -- continued
                                                                    (Unaudited)



                                                                                     Number of
                                                                                     Portfolios
                                                                                     in Fund
                                    Position(s)                                      Complex       Other
Name, Age and Address,              Held with         Principal Occupation           Overseen      Directorships
Time Served with the Trust          the Trust         During Past 5 Years            By Trustee    Held By Trustee

Frankie D. Hughes, 52               Trustee           Principal and Chief            1             None
c/o The Victory Portfolios                            Investment Officer,
3435 Stelzer Road                                     Hughes Capital
Columbus, OH 43219                                    Management, Inc.
3/00-Present                                          (fixed income asset
                                                      management).

Lyn Hutton, 55                      Trustee           Executive Vice                 1             Chittenden
c/o The Victory Portfolios                            President and Chief                          Corporation
3435 Stelzer Road                                     Investment Officer,
Columbus, OH 43219                                    The Commonfund for
3/02-Present                                          Nonprofit Organizations
                                                      (since January 2003);
                                                      Vice President and
                                                      Chief Financial Officer,
                                                      John D. & Catherine T.
                                                      MacArthur Foundation
                                                      (grant making) (June
                                                      1998-December 2002).

Dr. Thomas F. Morrissey, 70         Trustee           Professor (Emeritus since      1             None
c/o The Victory Portfolios                            2004), Weatherhead
3435 Stelzer Road                                     School of Management,
Columbus, OH 43219                                    Case Western Reserve
11/94-Present                                         University.

Karen F. Shepherd, 64               Trustee           Member, Shepherd               1             UBS Bank USA
c/o The Victory Portfolios                            Properties, LC and
3435 Stelzer Road                                     Vincent Shepherd
Columbus, OH 43219                                    Investments, LC (real
8/02-Present                                          estate investments);
                                                      U.S. Executive Director
                                                      (1996-2002), European
                                                      Bank for Reconstruction
                                                      & Development; Emily's
                                                      List (political action
                                                      committee) (2002-2003).

Frank A. Weil, 74                   Trustee           Chairman, Abacus &             1             None
c/o The Victory Portfolios                            Associates, Inc. (private
3435 Stelzer Road                                     investment firm).
Columbus, OH 43219
12/97-Present

Leigh A. Wilson, 60                 Chairman          Chief Executive Officer,       1             Chair,
c/o The Victory Portfolios          and               New Century Living, Inc.                     PBHG Funds
3435 Stelzer Road                   Trustee           (full service independent                    (18 portfolios)
Columbus, OH 43219                                    living for senior citizens);
11/94-Present                                         Director, The Mutual Fund
                                                      Directors Forum, since 2004.




                                  Continued

The Victory Institutional Funds           Supplemental Information -- continued
                                                                    (Unaudited)



                                                                                     Number of
                                                                                     Portfolios
                                                                                     in Fund
                                    Position(s)                                      Complex       Other
Name, Age and Address,              Held with         Principal Occupation           Overseen      Directorships
Time Served with the Trust          the Trust         During Past 5 Years            By Trustee    Held By Trustee

Interested Trustee<F1>

Roger Noall, 69                     Trustee           Retired (since 2000),          1             Alleghany
c/o The Victory Portfolios                            Executive (1997-2000),                       Corporation
3435 Stelzer Road                                     KeyCorp.
Columbus, OH 43219
12/97-Present



<F1>  Mr. Noall is an "interested person" of the Trust by reason of his prior relationships with KeyCorp or its affiliates.



Other Information Regarding Officers:

Each Officer has an indefinite term. The Officers, their ages, addresses, time served with the Trust, and their principal occupations during the past five years are as follows:





                                    Position(s)
Name, Age and Address,              Held with
Time Served with the Trust          the Trust         Principal Occupation During Past 5 Years

Jay G. Baris, 51                    Assistant         Partner, Kramer Levin Naftalis & Frankel LLP.
c/o The Victory Portfolios          Secretary
3435 Stelzer Road
Columbus, OH 43219
12/97-Present

Martin R. Dean, 40                  Assistant         Vice President, Compliance Services,
c/o The Victory Portfolios          Vice President    BISYS Fund Services.
3435 Stelzer Road                   & Anti-Money
Columbus, OH 43219                  Laundering
5/94-Present                        Compliance
                                    Officer

Kathleen A. Dennis, 51              President         Senior Managing Director of the Adviser.
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219
5/02-Present

Karen F. Haber, 52                  Chief             Chief Compliance Officer of the Trust, since
c/o The Victory Portfolios          Compliance        August 2004; Managing Director of the Adviser
3435 Stelzer Road                   Officer           until August 2004.
Columbus, OH 43219
8/04-Present

David L. Hughes, 42                 Treasurer         Vice President, Financial Administration, BISYS
c/o The Victory Portfolios                            Fund Services since February 2005; Assistant 3435
Stelzer Road                                          Vice President, Evergreen Investments, from Columbus, OH 43219
2000 to 2004;                                         Fund Accounting Manager, Fidelity 5/05-Present Investments,
from 1998 to 2000.




                                  Continued

The Victory Institutional Funds           Supplemental Information -- continued
                                                                    (Unaudited)





                                    Position(s)
Name, Age and Address,              Held with
Time Served with the Trust          the Trust         Principal Occupation During Past 5 Years

Cynthia Lee Lindsey, 46             Secretary         Since October 2002, Director of Client Services
c/o The Victory Portfolios          for BISYS;        from November 1997 to October 2002,
3435 Stelzer Road                                     Director of Securities Lending, BISYS Fund Services.
Columbus, OH 43219 12/02-Present.

Irimga McKay, 45                    Vice President    Senior Vice President, Client Services of BISYS
c/o The Victory Portfolios          Fund Services.
3435 Stelzer Road
Columbus, OH 43219
12/98-Present

Alaina Metz, 37                     Assistant         Chief Administrative Office of BISYS Fund Services.
c/o The Victory Portfolios          Secretary
3435 Stelzer Road
Columbus, OH 43219
12/96-Present

Christopher E. Sabato, 36           Assistant         Director, Financial Services, BISYS Fund Services.
c/o The Victory Portfolios          Treasurer
3435 Stelzer Road
Columbus, OH 43219
2/05-Present




Proxy Voting:

The Board of Trustees of the Fund has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policy") which are generally described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Fund, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of the Fund's shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the Adviser or any of its affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The policy is available on VictoryConnect.com, in the Fund's Statement of Additional Information and on the Securities and Exchange Commission's website at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-866-689-6999, and
(2) on the Securities and Exchange Commission's website at http://www.sec.gov.



                                  Continued

The Victory Institutional Funds           Supplemental Information -- continued
                                                                    (Unaudited)


Availability of Schedules of Portfolio Investments:

Schedules of Portfolio Investments for periods ending January 31 and July 31 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

Expense Examples:

As a shareholder of the Victory Institutional Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Victory Institutional Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 through April 30, 2005.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                   Beginning       Ending       Expense Paid     Expense Ratio
                  Account Value  Account Value  During Period*   During Period
                     11/1/04        4/30/05    11/1/04-4/30/05  11/1/04-4/30/05

Institutional
  Liquid
  Reserves Fund    $1,000.00     $1,011.60         $0.70            0.14%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.



                                  Continued

The Victory Institutional Funds           Supplemental Information -- continued
                                                                    (Unaudited)


Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Victory Institutional Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                   Beginning       Ending       Expense Paid     Expense Ratio
                  Account Value  Account Value  During Period*   During Period
                     11/1/04        4/30/05    11/1/04-4/30/05  11/1/04-4/30/05

Institutional
 Liquid
 Reserves Fund      $1,000.00      $1,024.10       $0.70              0.14%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Portfolio Holdings:
(As a Percentage of Total Investments)

Institutional Liquid Reserves Fund

Certificates of Deposit      8.1%
Bankers Acceptance           0.5%
Commercial Paper            23.7%
Corporate Bonds             20.9%
Taxable Municipal Bonds      7.5%
Tax Exempt Municipal Bonds   9.0%
Time Deposit                 6.1%
Repurchase Agreements       22.8%
U.S. Government Agencies     1.4%



                                  Continued

The Victory Institutional Funds           Supplemental Information -- continued
                                                                    (Unaudited)


Advisory and Other Contracts:

The Advisory Agreement:

Advisory Agreement. Unless sooner terminated, the investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the "Advisory Agreement"), provides that it will continue in effect as to the Fund for an initial two-year term and for consecutive one-year terms thereafter, provided that such renewal is approved at least annually by the Board or by vote of a majority of the outstanding shares of the Fund (as defined under "Additional Information -- Miscellaneous") and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any party to the Agreement, by votes cast in person at a meeting called for such purpose. The Agreement is terminable as to any particular Fund at any time on 60 days' written notice without penalty by vote of a majority of the outstanding shares of the Fund, by vote of the Board, or by the Adviser. The Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

The Advisory Agreement provides that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser.

Considerations of the Board in Approving the Advisory Agreement. The
Board approved the Advisory Agreement for the Fund on May 18, 2004. In determining whether it was appropriate to approve the Agreement, the Board considered the information it had received from the Adviser and reviewed in December 2003 when it approved the continuation of the investment advisory agreements for The Victory Portfolios and The Victory Variable Insurance Funds. The Board carefully evaluated what it knew from its prior experience with the Adviser in managing the money market funds in The Victory Portfolios, and the Board was advised by legal counsel to the Fund and by legal counsel to the Independent Trustees with respect to its deliberations. In considering the Agreement, the Board reviewed numerous factors. The Board first considered the investment performance of the money market funds in The Victory Portfolios. Although the Adviser's past performance in managing other money market funds was a significant factor in determining that the Agreement should be approved, the following additional factors, among others, were considered by the Board in evaluating the fairness and reasonableness of the compensation to be paid to the Adviser:

o Services to be provided under the agreement;

o Requirements of the Fund for the services to be provided by the Adviser;

o Quality of the services expected to be provided; o Fee payable for the services;

o Total expenses anticipated to operate the Fund;

o Adviser's commitment to operating the Fund at a competitive expense level;

o Additional profitability of the Adviser with respect to its relationship with the Fund;

o Other benefits the Adviser might receive by advising the Fund, including, possible soft-dollar benefits and sources of revenue to affiliates of the Adviser through custodian and administration fees;

o Capabilities and financial condition of the Adviser;

o Current economic and industry trends; and

o Historical relationship between each Fund and the Adviser.



                                  Continued

The Victory Institutional Funds           Supplemental Information -- continued
                                                                    (Unaudited)


In addition, the Board reviewed the proposed fee in relation to advisory fees paid by similar funds in similar markets.

Following extended discussions, the Board determined that the Agreement would be consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Agreement based on its review of the information that was previously requested and provided and the following considerations, among others:

o The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services to be provided, the anticipated costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee to be paid to fees paid by other comparable investment companies;

o The nature, quality and extent of the investment advisory services to be provided by the Adviser, in light of the high quality services provided by the Adviser in its management of the money market funds in The Victory Portfolios and the historic performance of those funds, including the success of those funds in achieving stated investment objectives;

o The Adviser's entrepreneurial commitment to the management of the Fund and the creation of a fund specifically for the institutional market;

o The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience; and

o The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

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                                      22

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                                      23

                    This page is intentionally left blank.

The Victory Institutional Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Victory
Institutional Funds
LOGO (R)

Visit our web site at:
www.VictoryConnect.com

Call Victory at:
866-689-6999

                                                             1ILR-SEMI    6/05

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable - only for annual reports.


The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph
(f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.


Item 3. Audit Committee Financial Expert.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

          (i) Has at least one audit committee financial expert serving on its audit committee; or

          (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2) If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

          (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

          (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

          (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable - only for annual reports.


Item 5. Audit Committee of Listed Registrants.

     (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

     (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6. Schedule of Investments.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.


Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.


Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. If the registrant is a closed-end management investment company, provide the information specified in paragraph
(b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.


Item 11. Controls and Procedures.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

          (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable - Only effective for annual reports.

          (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

          (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                  SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Victory Institutional Funds

By (Signature and Title)* /s/ David L. Hughes
                          --------------------------
                          David L. Hughes, Treasurer

Date 7/7/05
     ------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kathleen A. Dennis
                          -----------------------------
                          Kathleen A. Dennis, President

Date 7/7/05
     ------

By (Signature and Title)* /s/ David L. Hughes
                          --------------------------
                          David L. Hughes, Treasurer

Date 7/7/05
     ------

* Print the name and title of each signing officer under his or her signature.